SEGMENT INFORMATION - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue	$ 79,139	$ 79,919	$ 81,741
Business Segments
Revenue
Revenue	84,857	85,936	88,361
Internal transactions
Revenue
Revenue	(5,889)	(6,307)	(6,826)
Other revenue
Revenue
Revenue	$ 171	$ 289	$ 206